CAPITAL AND RESERVES (Narrative) (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Aug. 03, 2021 shares	Jun. 28, 2021 CAD ($)	Jun. 28, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jul. 12, 2021 shares	May 26, 2021 shares	Dec. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Pre-consolidation common shares issued for one-post consolidation share								4
Post-split common shares under forward split							4
Proceeds from exercise of warrants | $				$ 26,475		$ 0
Proceeds from private placement | $				$ 0		$ 2,088
Insight Partners Investment [Member]
Disclosure of classes of share capital [line items]
Number of preferred units issued					17,287	17,287
Price per preferred unit issued | (per share)					$ 1.52	$ 1.19
Number of warrants issued					17,287	17,287
Exercise price of warrants issued | (per share)					$ 1.9	$ 1.48
Proceeds from exercise of warrants		$ 32,800	$ 26,600
Common shares issued in exchange for partners' preferred units	17,287
Non-brokered private placement [Member]
Disclosure of classes of share capital [line items]
Proceeds from private placement					$ 665	$ 500
Number of shares issued					1,900				1,900
Par value per share | (per share)					$ 0.35				$ 0.27